WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
WARRANTS (Details)
Outstanding warrants beginning	205,750
Outstanding warrants ending	3,758,961	205,750
Issuance of Warrants	3,553,211	205,750
Weighted Average Exercise Price Per Share beginning	$ 11.18	$ 0
Weighted Average Exercise Price Per Share ending	5.04	11.18
Weighted Average Exercise Price Per Share Issuance of Warrants	$ 5.04	$ 11.18